Debt - May 2024 Convertible Notes (Details) - May 2024 Convertible Notes - Adagio Medical Inc - USD ($) $ in Millions		6 Months Ended
	May 21, 2024	Jun. 30, 2024
Debt
Principal amount	$ 3.0
Interest rate	8.00%
Outstanding notes		$ 3.0
Interest		$ 26.3
Conversion upon termination of the Transaction and prior to a Qualified Financing.
Debt
Debt convertible amount	$ 24.0
Percent of liquidation preference	120.00%
Conversion under both Qualified Financing and Non-Qualified Financing
Debt
Debt convertible amount	$ 24.0
Percent of liquidation preference	120.00%
Minimum equity financing amount to be converted	$ 10.0
Percentage of effective price of common stock sold to trigger conversion	75.00%